Finance Lease Receivables, Net	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Finance Lease Receivables, Net
6.	FINANCE LEASE RECEIVABLES, NET

6.1	Finance lease receivables consists of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Finance lease receivables	3,848,670,074	2,716,511,586	426,279,946
Add: unamortized initial direct costs	390,796	388,585	60,977
Less: unearned income	(335,437,061)	(241,256,613)	(37,858,426)
Less: allowance for finance lease receivables—collective	(23,726,420)	(32,216,759)	(5,055,513)

Total finance lease receivables, net	3,489,897,389	2,443,426,799	383,426,984

Finance lease receivables—current	2,035,397,525	1,414,164,625	221,913,289
Finance lease receivables—non-current	1,454,499,864	1,029,262,174	161,513,695

6.2	The following table presents the future minimum lease payments to be received:

	2022	2023	2024	2025	2026	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	1,519,798,191	896,477,696	249,411,737	33,033,582	17,790,380	2,716,511,586

	US$	US$	US$	US$	US$	US$
Finance lease receivables	238,489,500	140,676,913	39,138,144	5,183,690	2,791,699	426,279,946

6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	3,423,777,666	2,366,189,534	371,306,770
1-30 days past due	68,919,540	90,969,086	14,275,035
31-60 days past due	7,515,295	6,290,856	987,173
61-90 days past due	5,260,689	3,656,847	573,839
91-120 days past due	3,678,200	3,868,995	607,130
121-150 days past due	2,570,865	2,201,790	345,509
151-180 days past due	1,901,554	2,466,450	387,041

	3,513,623,809	2,475,643,558	388,482,497

6.4	Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Balance at the beginning of the year	19,088,837	23,726,420	3,723,193
Additions	36,282,049	25,839,117	4,054,721
Charge-offs	(31,644,466)	(17,348,778)	(2,722,401)

Balance at the end of the year	23,726,420	32,216,759	5,055,513